Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2022
Organization and Nature of Operations [Abstract]
Schedule of relevant exchange rates
	September 30, 2022	September 30, 2021	September 30, 2020
Period ended RMB: USD exchange rate	7.1135	6.4434	6.7896
Period average RMB: USD exchange rate	6.5532	6.5238	7.0056

Schedule of intangible assets are amortized
Useful Lives
Buildings	20 years
Machinery and equipment	5-10 years
Transportation vehicles	4-5 years
Office equipment	3-5 years
Electronic equipment	3 years

Schedule of land use rights
Rental period
Land use rights	20-50 years

Schedule of intangible assets estimated useful lives
Useful lives
Software	3 years
Patent	10 years

Schedule of third-party lenders
	September 30, 2022	September 30, 2021
Total loan payable	$165,144	$1,070,602
Current portion of loan payable (included in accrued and other current liabilities)	(165,144)	(876,580)
Long-term liability	$-	$194,022